UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23136

Investment Company Act File Number

Eaton Vance High Income 2021 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

High Income 2021 Target Term Trust

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 115.7%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 1.3%
Air Canada, 7.75%, 4/15/21(1)	$2,500	$2,875,000

		$2,875,000

Automotive & Auto Parts — 2.0%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$2,000	$2,060,000
Navistar International Corp., 8.25%, 11/1/21	2,340	2,375,100

		$4,435,100

Banks & Thrifts — 2.6%
Ally Financial, Inc., 4.25%, 4/15/21	$1,000	$1,037,500
Ally Financial, Inc., 8.00%, 12/31/18	2,000	2,162,500
CIT Group, Inc., 3.875%, 2/19/19	2,500	2,568,750

		$5,768,750

Broadcasting — 0.7%
Netflix, Inc., 5.375%, 2/1/21	$1,500	$1,627,680

		$1,627,680

Building Materials — 4.4%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$265	$279,575
FBM Finance, Inc., 8.25%, 8/15/21(1)	4,710	5,069,137
Gibraltar Industries, Inc., 6.25%, 2/1/21	1,655	1,713,753
HD Supply, Inc., 5.25%, 12/15/21(1)	2,500	2,632,812

		$9,695,277

Cable/Satellite TV — 6.1%
Cablevision Systems Corp., 8.00%, 4/15/20	$2,500	$2,790,625
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	4,570	4,677,075
CSC Holdings, LLC, 6.75%, 11/15/21	3,925	4,356,750
DISH DBS Corp., 6.75%, 6/1/21	1,635	1,818,938

		$13,643,388

Capital Goods — 3.1%
Anixter, Inc., 5.125%, 10/1/21	$3,500	$3,745,000
Cleaver-Brooks, Inc., 8.75%, 12/15/19(1)	3,000	3,097,500

		$6,842,500

Chemicals — 4.1%
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	$2,435	$2,699,806
Tronox Finance, LLC, 6.375%, 8/15/20	3,635	3,653,175
W.R. Grace & Co., 5.125%, 10/1/21(1)	2,500	2,687,500

		$9,040,481

Consumer Products — 3.2%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$3,000	$3,037,500
HRG Group, Inc., 7.875%, 7/15/19	4,000	4,101,000

		$7,138,500

Security	Principal Amount (000’s omitted)	Value
Containers — 1.9%
Ball Corp., 4.375%, 12/15/20	$4,000	$4,215,000

		$4,215,000

Diversified Financial Services — 4.9%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$1,000	$1,061,831
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	2,000	2,075,000
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	2,975	3,023,344
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	2,585	2,665,781
Navient Corp., 4.875%, 6/17/19	1,000	1,042,500
Navient Corp., 5.50%, 1/15/19	1,000	1,043,750

		$10,912,206

Energy — 18.8%
Antero Resources Corp., 5.375%, 11/1/21	$4,000	$4,055,000
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	2,595	2,711,775
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,000	2,062,500
Denbury Resources, Inc., 9.00%, 5/15/21(1)	230	220,225
Energy Transfer Equity, L.P., 7.50%, 10/15/20	2,000	2,245,000
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	385	397,513
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	685	679,863
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,000	975,000
Precision Drilling Corp., 6.50%, 12/15/21	75	73,781
Precision Drilling Corp., 6.625%, 11/15/20	419	412,259
Resolute Energy Corp., 8.50%, 5/1/20(1)	360	359,100
Resolute Energy Corp., 8.50%, 5/1/20	1,170	1,167,075
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,500	4,902,381
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	3,000	3,142,500
SM Energy Co., 6.50%, 11/15/21	3,000	2,932,500
Southwestern Energy Co., 5.80%, 1/23/20	1,000	1,027,000
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 8/1/20	2,000	2,052,500
Tervita Escrow Corp., 7.625%, 12/1/21(1)	2,245	2,273,062
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	2,000	2,120,000
Weatherford International, Ltd., 5.125%, 9/15/20	835	805,775
Williams Cos., Inc. (The), 7.875%, 9/1/21	2,000	2,330,000
Williams Partners, L.P., 4.00%, 11/15/21	1,500	1,562,058
WPX Energy, Inc., 7.50%, 8/1/20	3,000	3,165,000

		$41,671,867

Environmental — 2.7%
Clean Harbors, Inc., 5.125%, 6/1/21	$1,500	$1,535,625
GFL Environmental, Inc., 9.875%, 2/1/21(1)	4,120	4,501,100

		$6,036,725

Food & Drug Retail — 3.3%
Rite Aid Corp., 6.75%, 6/15/21	$2,500	$2,580,000
Safeway, Inc., 4.75%, 12/1/21	4,750	4,702,500

		$7,282,500

Food/Beverage/Tobacco — 1.4%
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	$2,875	$3,061,875

		$3,061,875

Security	Principal Amount (000’s omitted)	Value
Gaming — 6.1%
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	$2,500	$2,678,125
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	2,500	2,618,750
MGM Resorts International, 6.625%, 12/15/21	2,500	2,812,500
MGM Resorts International, 6.75%, 10/1/20	895	993,808
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	1,490	1,516,075
Studio City Co., Ltd., 7.25%, 11/30/21(1)	2,750	2,994,062

		$13,613,320

Health Care — 9.8%
Alere, Inc., 6.50%, 6/15/20	$4,000	$4,075,000
Capsugel S.A., 7.00%, 5/15/19(1)(2)	4,000	4,000,000
Centene Corp., 5.625%, 2/15/21	1,500	1,567,500
HCA Healthcare, Inc., 6.25%, 2/15/21	2,500	2,737,500
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,500	2,650,000
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	1,095	1,237,350
Tenet Healthcare Corp., 6.00%, 10/1/20	2,500	2,684,375
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	235	255,515
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	2,500	2,434,375
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	14	14,070

		$21,655,685

Homebuilders/Real Estate — 4.4%
Mattamy Group Corp., 6.50%, 11/15/20(1)	$4,130	$4,233,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(1)	2,663	2,732,904
TRI Pointe Group, Inc., 4.875%, 7/1/21	2,750	2,901,250

		$9,867,404

Insurance — 1.2%
Hub International, Ltd., 7.875%, 10/1/21(1)	$2,500	$2,612,500

		$2,612,500

Leisure — 1.9%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$2,000	$2,063,136
NCL Corp., Ltd., 4.75%, 12/15/21(1)	2,055	2,138,207

		$4,201,343

Metals/Mining — 4.8%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$4,110	$4,228,162
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	3,220	3,316,600
Freeport-McMoRan, Inc., 4.00%, 11/14/21	1,000	982,500
Hecla Mining Co., 6.875%, 5/1/21	1,000	1,037,750
SunCoke Energy, Inc., 7.625%, 8/1/19	1,000	990,000

		$10,555,012

Publishing/Printing — 1.5%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	$3,415	$3,432,075

		$3,432,075

Railroad — 1.8%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$4,000	$4,104,100

		$4,104,100

Restaurants — 1.1%
Yum! Brands, Inc., 3.75%, 11/1/21	$2,500	$2,553,125

		$2,553,125

Security	Principal Amount (000’s omitted)	Value
Services — 1.7%
ADT Corp. (The), 6.25%, 10/15/21	$2,500	$2,734,375
Hertz Corp. (The), 7.375%, 1/15/21	1,000	970,000

		$3,704,375

Steel — 2.6%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$3,155	$3,178,663
Steel Dynamics, Inc., 5.125%, 10/1/21	1,500	1,544,220
United States Steel Corp., 8.375%, 7/1/21(1)	1,000	1,102,500

		$5,825,383

Super Retail — 1.5%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$495	$477,675
Michaels Stores, Inc., 5.875%, 12/15/20(1)	2,725	2,793,125

		$3,270,800

Technology — 7.5%
CommScope, Inc., 5.00%, 6/15/21(1)	$2,500	$2,565,625
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	2,500	2,637,645
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	3,500	3,675,000
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	5,000	5,175,000
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	2,500	2,638,750

		$16,692,020

Telecommunications — 7.3%
CenturyLink, Inc., 6.45%, 6/15/21	$2,500	$2,712,500
Digicel, Ltd., 6.00%, 4/15/21(1)	2,000	1,925,000
Frontier Communications Corp., 6.25%, 9/15/21	1,500	1,342,500
Frontier Communications Corp., 9.25%, 7/1/21	1,000	983,490
GCI, Inc., 6.75%, 6/1/21	1,367	1,402,884
Hughes Satellite Systems Corp., 7.625%, 6/15/21	1,000	1,140,000
Sprint Communications, Inc., 7.00%, 3/1/20(1)	2,500	2,750,000
Sprint Corp., 7.25%, 9/15/21	3,500	3,898,125

		$16,154,499

Utilities — 2.0%
Dynegy, Inc., 6.75%, 11/1/19	$1,580	$1,637,275
NRG Energy, Inc., 7.875%, 5/15/21	812	842,450
SolarCity Corp., 2.75%, 11/1/18	2,000	2,001,250

		$4,480,975

Total Corporate Bonds & Notes (identified cost $249,513,631)		$256,969,465

Senior Floating-Rate Loans — 10.2%(3)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.7%
American Tire Distributors Holdings, Inc., Term Loan, 5.48%, 9/1/21	$990	$992,702
VFH Parent, LLC, Term Loan, 10/15/21(4)	550	554,354

		$1,547,056

Diversified Financial Services — 1.4%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, 3.46%, 9/20/20	$3,000	$3,027,321

		$3,027,321

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Energy — 1.6%
Chesapeake Energy Corporation, Term Loan, 8.69%, 8/23/21	$3,265	$3,492,531

		$3,492,531

Gaming — 0.5%
GLP Financing, LLC, Term Loan, 2.84%, 4/29/21	$1,000	$992,500

		$992,500

Services — 0.8%
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.71%, 12/17/21	$1,872	$1,878,581

		$1,878,581

Super Retail — 1.4%
National Vision, Inc., Term Loan, 4.23%, 3/12/21	$3,010	$3,019,839

		$3,019,839

Telecommunications — 2.7%
Asurion, LLC, Term Loan - Second Lien, 8.73%, 3/3/21	$1,115	$1,121,504
Intelsat Jackson Holdings S.A., Term Loan, 4.00%, 6/30/19	1,000	992,917
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.23%, 8/31/21	3,835	3,952,447

		$6,066,868

Transportation Ex Air/Rail — 1.1%
XPO Logistics, Inc., Term Loan, 11/1/21(4)	$2,500	$2,509,375

		$2,509,375

Total Senior Floating-Rate Loans (identified cost $22,125,740)		$22,534,071

Convertible Bonds — 2.5%

Security	Principal Amount (000’s omitted)	Value
Utilities — 2.5%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$3,000	$3,024,375
Pattern Energy Group, Inc., 4.00%, 7/15/20	2,455	2,597,697

		$5,622,072

Total Convertible Bonds (identified cost $5,310,237)		$5,622,072

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(5)	3,793,970	$3,794,729

Total Short-Term Investments (identified cost $3,794,729)		$3,794,729

Total Investments — 130.1% (identified cost $280,744,337)		$288,920,337

Other Assets, Less Liabilities — (30.1)%		$(66,880,713)

Net Assets — 100.0%		$222,039,624

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $126,909,588 or 57.2% of the Trust’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(4)	This Senior Loan will settle after June 30, 2017, at which time the interest rate will be determined.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2017 was $10,641.

The Trust did not have any open financial instruments at June 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$280,483,446

Gross unrealized appreciation	$8,844,978
Gross unrealized depreciation	(408,087)

Net unrealized appreciation	$8,436,891

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$256,969,465	$—	$256,969,465
Senior Floating-Rate Loans	—	22,534,071	—	22,534,071
Convertible Bonds	—	5,622,072	—	5,622,072
Short-Term Investments	—	3,794,729	—	3,794,729
Total Investments	$—	$288,920,337	$—	$288,920,337

The Trust held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance High Income 2021 Target Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017